CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	6 Months Ended		63 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016
Cash flows used in operating activities
Net (Loss) / Income	$ (91,849)	$ (492,524)	$ (944,896)
Adjustments to reconcile net income to net cash flows used in operating activities:
Re-organization (reverse merger and spin-off)			(9,195)
Stock based compensation			85,000
Changes in operating assets and liabilities:
Prepayment		(1,020,000)
Other payables and accrued liabilities	17,522	118,583	425,909
Notes payable	75,000	1,360,000	75,000
Net Cash flows used in operating activities	673	(33,941)	(368,182)
Cash flows from investing activity
Disposal of subsidiary OODI		22,942	22,942
Net cash flows generated from investing activity		22,942	22,942
Cash flows used in financing activities
Proceed from Issuance of common stock		42,000	360,576
Amounts due to / from related parties	2,711	(32,841)	(11,779)
Net cash flows (used in) / generated from financing activities	2,711	9,159	348,797
Net (decrease) / increase in cash and cash equivalents	3,384	(1,840)	3,557
Effect of foreign currency translation on cash and cash equivalents
Cash and cash equivalents - beginning of year	173	2,034
Cash and cash equivalents - end of year	3,557	194	3,557
Cash paid for :
Interest
Income taxes